Business Combinations - Summary of net cash outflow on acquisition of subsidiaries (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 04, 2018	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 732,784
Cash and cash equivalents acquired		(24,648)
Net cash outflow on acquisition of subsidiaries		$ 708,136
PELSA [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 297,588
Cash and cash equivalents acquired	(10,216)
Net cash outflow on acquisition of subsidiaries	287,372
Oil and gas properties [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	85,435
Cash and cash equivalents acquired
Net cash outflow on acquisition of subsidiaries	85,435
APCO [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	349,761
Cash and cash equivalents acquired	(14,432)
Net cash outflow on acquisition of subsidiaries	$ 335,329